Entity Level Disclosures and Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 24 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker, who is the Company’s Chief Executive Officer, examines the performance of the operating segments based on revenues and adjusted operating profit (loss).

Following NNNW’s acquisition on December 8, 2020 and CyberKick’s acquisition on July 4, 2021, and as a part of the Company’s business strategy, which includes the acquisition of business in various fields, starting in 2021, the adjusted operating loss is calculated based on operating loss before share-based payments, contingent consideration measurement, impairment of goodwill and intangible assets, depreciation and amortization and non-attributable corporate expenses, which were previously reported under the enterprise cybersecurity segment. As a result, the information regarding the Company’s operating segments for prior periods was retrospectively adjusted.

As of December 31, 2021, the Company has three reportable segments: enterprise cybersecurity, enterprise privacy and consumer cybersecurity & privacy.

The following tables present details of the Company’s operating segments for the three years in the period ended December 31, 2021:

	Enterprise cybersecurity	Enterprise privacy	Consumer cybersecurity & privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands

Revenues	627	6,265	3,389	10,281

Adjusted operating loss	(4,218)	*(2,987)	(1,319)	-	(8,524)

Non-attributable corporate expenses					(2,331)
Share-based payments					(2,356)
Contingent consideration measurement					684
Impairment of goodwill and intangible assets					(700)
Depreciation and amortization					(1,785)
Operating loss					(15,012)
Financial expenses, net					942
Tax benefit					945
Net loss for the year					(13,125)

*	Including legal expenses related to Bright Data action, see also Note 11.

	Enterprise cybersecurity	Enterprise privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2020
	U.S. dollar in thousands

Revenues	1,047	3,839	4,886

Adjusted operating loss	(3,133)	*(835)	-	(3,968)

Non-attributable corporate expenses				(2,154)
Share-based payments				(742)
Contingent consideration measurement				(345)
Impairment of goodwill and intangible assets				(2,759)
Depreciation and amortization				(1,363)
Operating loss				(11,331)
Financial expenses, net				3,240
Taxes on income				246
Net loss for the year				(7,845)

*	Including legal expenses related to Bright Data action, see also Note 11.

	Enterprise cybersecurity	Enterprise privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2019
	U.S. dollar in thousands

Revenues	1,308	1,976	3,284

Adjusted operating loss	(4,066)	89	-	(3,977)

Non-attributable corporate expenses				(2,649)
Share-based payments				(612)
Contingent consideration measurement				(159)
Impairment of goodwill and intangible assets				(1,272)
Depreciation and amortization				(1,122)
Operating loss				(9,791)
Financial expenses, net				(3,184)
Taxes on income				(23)
Net loss for the year				(12,998)

Set forth below is a breakdown of the Company’s revenues by geographic regions:

	Israel	U.S.	Hong-Kong	APAC	Other	Total
		U.S. dollar in thousands
Company’s revenues:
For the year 2021	822	3,618	1,365	553	3,923	10,281
For the year 2020	973	1,837	-	427	1,649	4,886
For the year 2019	1,071	1,418	-	169	626	3,284

Revenue	in 2021 of $2,214 thousand resulted from one main customer (representing 22% of total sales).